UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05328
                                                     ---------

                            CIM High Yield Securities
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        400 W. Market Street, Suite 3300
                              Louisville, KY 40202
        ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Cindy Cameron
                       INVESCO Institutional, (N.A.) Inc.
                        400 W. Market Street, Suite 3300
                              Louisville, KY 40202
        ---------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 502-561-3210
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                                                           CIM

                                                        ------------------------

                                                           HIGH YIELD SECURITIES

                                                              Semi-Annual Report
                                                                   June 30, 2004

--------------------------------------------------------------------------------

[Graphic Omitted] INVESCO

               CIM HIGH YIELD SECURITIES - 2004 SEMI-ANNUAL REPORT

     We are pleased to provide this semi-annual report for CIM High Yield Securities (the "Fund") as of June 30, 2004. The following pages contain a listing of the Fund's holdings as well as the financial statements for the six months ended June 30, 2004.

MARKET REVIEW

     In general, our investment thesis at the beginning of the year was based upon improving economic environment, little room for further spread tightening and likely change in Fed monetary policy. While we positioned the Fund to reflect these beliefs and we remain steadfast in these tenets, it took longer than we expected for the Fund to benefit.

     Current US High Yield spreads are 449 basis points (bps), inside their long-term average of 550 bps, but remain above the average spread of 413 bps seen during 1992 through 1998. We believe that below average and still declining default rates justify current spread levels.

     Year-to-date, the Fund's return at net asset value was (0.11)% versus an average return of 3.63% for its peer group (Lipper High Current Yield Leverage Funds), while on a 3 year basis, the fund has returned 10.58% versus 10.11% for its peer group. On a market value basis, the Fund experienced a year-to-date return of 0.79% and 3 year return of 9.86% versus its peer group of 1.36% and 8.80%, (ML Master II). As always, past performance is not indicative of future results.

     Market value return is based on market price and assumes investment at market price at the beginning of the period referenced, reinvestment of all dividends for the period, and the sale of all shares at the closing common stock price at the end of period.

OUTLOOK

     The fundamental backdrop in the market is still very strong, as many corporations were able to take advantage of lower interest rates to refinance existing debt over the last 18 months. We also see an improvement in the ratio of upgraded to downgraded issuers, and continued decline in default rates.

     In terms of fundamentals, the positive momentum of economic improvement also encourages us. Until now, much of the improvement in credit quality has been driven by balance sheet restructuring, but going forward improvement to earnings should be driven by actual revenue increases. As markets are closely correlated to company fundamental improvements, this bodes well for the market place.

     The one negative is that the technical picture remains mixed, with mutual fund outflows having a psychological impact on the market. We are optimistic about the reversal of these flows, as investors recognize the relative value of securities versus other fixed income asset classes, particularly in periods of rising rates.

                                               INVESCO Institutional (N.A.) Inc.

--------------------------------------------------------------------------------

                             INVESCO PRIVACY NOTICE

At INVESCO(1), we recognize that you have entrusted with us your personal and financial data and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us and we have established a policy to maintain the privacy of the information you share with us.

PERSONAL INFORMATION WE COLLECT

In the normal course of serving clients, we collect personal information about you, which may include:

     o Information we receive from you (such as your name and address) from your account application, investment management agreement or other documents you may deliver to us.

     o    Information about your investment transactions with us.

PERSONAL INFORMATION WE MAY DISCLOSE

We do not sell any information to any third parties. However, we occasionally disclose nonpublic personal information about you to affiliates and non-affiliates only as permitted by law or regulation. Specifically, we may disclose nonpublic personal information including:

     o Information to service providers in order to process your account transactions.

     o Your name and address to companies that assist us with mailing statements to you.

     o Information in connection with legal proceedings, such as responding to a subpoena.

The organizations that receive client information act on our behalf and use the information only to provide the services that we have asked them to perform for you and us. As emphasized above, we do not provide client or former client information including names, addresses, or client lists to outside companies except in furtherance of our business relationship with you, or as otherwise permitted by law.

Access to nonpublic personal information is restricted to employees who need to access that information to provide products or services to clients. To guard our clients' nonpublic personal information, physical, electronic, and procedural safeguards are in place that comply with federal standards. A client's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media.

We consider privacy a fundamental right of clients and take seriously the obligation to safeguard client information. We will adhere to the policies and practices above for both current and former clients.

(1) This Privacy Notice applies to members of INVESCO Institutional (N.A.), Inc. of AMVESCAP PLC's family of investment adviser subsidiaries: INVESCO Institutional (N.A.), Inc., INVESCO Private Capital, Inc., INVESCO Senior Secured Management, Inc., and INVESCO Global Asset Management (N.A.), Inc.

CIM HIGH YIELD SECURITIES
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                     VALUE
 AMOUNT                                                                                      (NOTE 1)
---------                                                                                  -----------
CORPORATE BONDS AND NOTES -- 122.3%
            LODGING AND CASINOS -- 9.3%
$ 200,000   Aztar Corp., Sr. Sub Notes, 7.875%, 06/15/14** .............................   $   203,000
  250,000   Felcor Lodging LP., Sr. Notes, 9.000%, 06/01/11 ............................       259,375
  275,000   Global Cash Account Finance, Sr. Sub Notes, 8.750%, 03/15/12** .............       287,375
  100,000   Hard Rock Hotel, Inc., Sr. Notes, 8.875%, 06/01/13 .........................       101,500
  200,000   Host Marriott LP., Sr. Notes, 7.125%, 11/01/13 .............................       197,000
  200,000   Jacobs Entertainment, Sr. Notes, 11.875%, 02/01/09 .........................       224,000
   75,000   Majestic Star Casino LLC., Sr. Notes, 9.500%, 10/15/10 .....................        75,750
  175,000   OED Corp. /Diamond Jo, Sr. Notes, 8.750%, 04/15/12** .......................       171,937
  100,000   Prime Hospitality Corp., Sr. Sub. Notes, Series B, 8.375%, 05/01/12 ........       103,750
  150,000   Resort International Hotel/Casino, Sr. Notes, 11.500%, 03/15/09 ............       170,250
   75,000   River Rock Entertainment, Sr. Notes, 9.750%, 11/01/11 ......................        82,125
  140,000   Riviera Holdings Corp., Sr. Notes, 11.000%, 06/15/10 .......................       153,650
  225,000   Seneca Gaming Corp., Sr. Notes, 7.250%, 05/01/12** .........................       225,844
  200,000   Wheeling Island Gaming, Sr. Notes, 10.125%, 12/15/09 .......................       213,000
                                                                                           -----------
                                                                                             2,468,556
                                                                                           -----------
            UTILITIES -- 8.3%
  200,000   AES Corporation, Sr. Notes, 9.000%, 05/15/15** .............................       215,250
  104,000   AES Corporation, Sr. Notes, 8.750%, 06/15/08 ...............................       108,810
  300,000   Allegheny Energy Supply, Sr. Notes, 8.750%, 04/15/12** .....................       298,125
  300,000   Aquila Inc., Sr. Notes, 9.950%, 02/01/11 ...................................       297,000
  400,000   Calpine Corp., Sr. Notes, 8.500%, 07/15/10** ...............................       333,000
  200,000   CMS Energy Corp., Sr. Notes, 9.875%, 10/15/07 ..............................       216,500
  250,000   Dynegy Holding, Inc., Sr. Notes, 10.125%, 07/15/13** .......................       271,875
  100,000   Midwest Generation LLC., Sr. Notes., 8.750%, 05/01/34** ....................       101,500
   50,000   Nevada Power (Sierra), Sr. Notes, Series E, 10.875%, 10/15/09 ..............        56,750
  100,000   NRG Energy Inc., Sr. Notes, 8.000%, 12/15/13** .............................       101,500
  175,000   PSEG Energy Holding, Sr. Notes, 10.000%, 10/01/09 ..........................       198,625
                                                                                           -----------
                                                                                             2,198,935
                                                                                           -----------
            WIRELESS COMMUNICATIONS -- 7.5%
  250,000   Alamosa Delaware, Inc., Sr. Notes, 8.500%, 01/31/12** ......................       246,250
  100,000   American Tower Corp., Sr. Notes, 7.500%, 05/01/12** ........................        97,250
  100,000   American Tower Corp., Sr. Notes, 7.250%, 12/01/11 ..........................       100,750
  275,000   Crown Castle International Corp., Sr. Notes, 7.500%, 12/01/13 ..............       275,000
  500,000   Nextel Communications, Sr. Notes, 7.375%, 08/01/15 .........................       507,500
  171,000   Nextel Partners, Inc., Sr. Notes, 12.500%, 11/15/09 ........................       200,070
  150,000   Nextel Partners, Inc., Sr. Notes, 8.125%, 07/01/11 .........................       153,750
  250,000   Rural Cellular Corp., Sr. Notes, 9.875%, 02/01/10 ..........................       249,375
  150,000   Western Wireless Corp., Sr. Notes, 9.250%, 07/15/13 ........................       155,250
                                                                                           -----------
                                                                                             1,985,195
                                                                                           -----------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                     VALUE
  AMOUNT                                                                                     (NOTE 1)
---------                                                                                  -----------
CORPORATE BONDS AND NOTES -- (CONTINUED)
            CHEMICALS AND PLASTICS -- 6.8%
$ 200,000   BCP Caylux Holdings Lux SCA., Sr. Sub. Notes, 9.625%, 06/15/14 .............   $   208,250
  275,000   Equistar Chemical Funding, Sr. Notes, 10.625%, 05/01/11 ....................       306,625
  350,000   Huntsman ICI Chemicals Ltd., Sr. Sub. Notes, 10.125%, 07/01/09 .............       358,750
  350,000   Lyondell Chemical Co., Sr. Sub. Notes, 10.875%, 05/01/09 ...................       367,500
  100,000   Nalco Company, Sr. Sub Notes, 8.875%, 11/15/13** ...........................       105,250
  100,000   Polyone Corp., Sr. Notes, 10.625%, 05/15/10 ................................       106,500
  100,000   Rockwood Specialities GRP., Sr. Sub. Notes, 10.625%, 05/15/11 ..............       107,000
  250,000   Sovereign Specialty Chemicals, Sr. Sub. Notes, 11.875%, 03/15/10 ...........       258,750
                                                                                           -----------
                                                                                             1,818,625
                                                                                           -----------
            CABLE AND SATELLITE TELEVISION -- 6.6%
  250,000   Cablevision Systems Corp., Sr. Notes, 8.000%, 04/15/12** ...................       247,500
  350,000   Charter Communications Holdings II, Sr. Notes, 10.250%, 09/15/10** .........       354,375
  200,000   Charter Communications Holdings, Sr. Notes, 10.750%, 10/01/09 ..............       169,000
  350,000   Charter Communications Holdings, Sr. Notes, 10.250%, 01/15/10 ..............       290,500
  100,000   CSC Holdings, Inc., Sr. Notes, 7.250%, 07/15/08 ............................       101,500
  125,000   Insight Midwest, Sr. Notes, 10.500%, 11/01/10 ..............................       136,875
  150,000   Lodgenet Entertainment, Sr. Sub. Notes, 9.500%, 06/15/13 ...................       164,625
  100,000   Mediacom LLC, Sr. Notes, 9.500%, 01/15/13 ..................................        97,000
  200,000   NTL Cable PLC., Sr. Notes, 8.750%, 04/15/14** ..............................       206,000
                                                                                           -----------
                                                                                             1,767,375
                                                                                           -----------
            INDUSTRIAL MACHINERY/COMPONENTS -- 6.6%
  200,000   Autocam Corp., Sr. Sub. Notes, 10.875%, 06/15/14** .........................       195,000
  200,000   Case New Holland Inc., Sr. Notes, 9.250%, 08/01/11** .......................       211,000
  150,000   Dresser, Inc., Sr. Sub. Notes, 9.375%, 04/15/11 ............................       161,250
  100,000   JLG Industries, Inc., Sr. Sub Notes, 8.375%, 06/15/12 ......................       102,250
  200,000   Polypore, Inc., Sr. Sub. Notes, 8.750%, 05/15/12** .........................       209,500
  200,000   Sensus Metering Systems, Sr. Sub. Notes, 8.625%, 12/15/13** ................       193,000
  150,000   Terex Corp., Sr. Sub. Notes, Series B, 10.375%, 04/01/11 ...................       168,000
  200,000   Trimas Corp. Sr. Sub. Notes, 9.875%, 06/15/12 ..............................       213,000
  300,000   Wesco Distribution, Inc., Sr. Sub. Notes, Series B, 9.125%, 06/01/08 .......       310,125
                                                                                           -----------
                                                                                             1,763,125
                                                                                           -----------
            BUILDING AND DEVELOPMENT -- 6.3%
  200,000   Associated Materials, Inc., Sr. Sub. Notes, 9.750%, 04/15/12 ...............       223,000
  175,000   Atrium Companies, Inc., Sr. Sub. Notes, Series B, 10.500%, 05/01/09 ........       184,187
  100,000   Euramax International PLC., Sr. Sub. Notes, 8.500%, 08/15/11 ...............       104,500
  275,000   Nortek Holdings, Inc., Sr. Sub. Notes, Series B, 9.875%, 06/15/11 ..........       314,875
  200,000   Ply Gem Industries Inc., Sr. Sub Notes, 9.000%, 02/15/12** .................       205,000
  100,000   US Concrete Inc., Sr. Sub Notes, 8.375%, 04/01/14** ........................       100,250
  300,000   WCI Communities, Inc., Sr. Sub. Notes, 9.125%, 05/01/12 ....................       325,500
  200,000   William Lyon Homes, Sr. Notes, 10.750%, 04/01/13 ...........................       222,000
                                                                                           -----------
                                                                                             1,679,312
                                                                                           -----------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                     VALUE
  AMOUNT                                                                                     (NOTE 1)
---------                                                                                  -----------
CORPORATE BONDS AND NOTES -- (CONTINUED)
            AUTO PARTS & ACCESSORIES -- 6.2%
$ 150,000   CSK Auto Inc., Sr. Notes, 7.000%, 01/15/14** ...............................   $   143,625
  200,000   Delco Remy International, Inc., Sr. Sub. Notes, 11.000%, 05/01/09 ..........       212,000
  100,000   Dura Operating Corp., Sr. Sub. Notes, Series B, 8.625%, 04/15/12 ...........       102,500
  175,000   Dura Operating Corp., Sr. Sub. Notes, Series D, 9.000%, 05/01/09 ...........       172,375
  275,000   Eagle Picher, Inc., Sr. Notes, 9.750%, 09/01/13 ............................       297,000
  150,000   Goodyear Tire & Rubber Sr. Notes, 7.857%, 08/15/11 .........................       137,625
  125,000   Navistar International, Sr. Notes, 7.500%, 06/15/11 ........................       128,750
  175,000   Tenneco Automotive, Inc., Sr. Notes, 10.250%, 07/15/13** ...................       198,625
  125,000   Tenneco Automotive, Inc., Sr. Sub. Notes, Series B, 11.625%, 10/15/09 ......       135,000
   98,000   TRW Automotive, Inc., Sr. Sub. Notes, 11.000%, 02/15/13 ....................       116,130
  200,000   Venture Holdings Trust, Sr. Notes, 11.000%, 06/01/07+ ......................         6,000
                                                                                           -----------
                                                                                             1,649,630
                                                                                           -----------
            WIRELINE -- 5.8%
  200,000   Cincinnati Bell, Inc., Sr. Sub. Notes, 8.375%, 01/15/14 ....................       179,000
  250,000   Level 3 Communications, Sr. Notes, 11.250%, 03/15/10 .......................       199,375
  200,000   Qwest Capital Funding, Sr. Notes, 7.900%, 08/15/10 .........................       178,000
  675,000   Qwest Capital Funding, Sr. Notes, 7.000%, 08/03/09 .........................       595,687
  100,000   Qwest Communications International, Sr. Notes, 7.250%, 02/15/11** ..........        93,750
  300,000   Time Warner Telecom Holdings, Sr Notes, 9.250%, 02/15/14** .................       289,500
                                                                                           -----------
                                                                                             1,535,312
                                                                                           -----------
            PUBLISHING -- 5.07%
   40,000   American Color Graphics, Sr. Notes, 10.000%, 06/15/10 ......................        35,900
  200,000   Dex Media Inc., Sr. Notes, 8.000%, 11/15/13** ..............................       193,000
  150,000   Dex Media West, Sr. Sub Notes, Series B, 9.875%, 08/15/13 ..................       165,375
  200,000   Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 02/01/13 .....................       201,000
  250,000   Mail Well I Corp., Sr. Sub. Notes, 7.875%, 12/01/13** ......................       228,750
  100,000   Mail Well I, Corp., Sr. Notes, 9.625%, 03/15/12 ............................       108,000
  250,000   Vertis, Inc., Sr. Notes, Series B, 10.875%, 06/15/09 .......................       270,000
  100,000   Von Hoffmann Corporation, Sr. Notes, 10.250%, 03/15/09 .....................       103,375
                                                                                           -----------
                                                                                             1,305,400
                                                                                           -----------
            PIPE LINES/EX NATURAL GAS -- 4.7%
  100,000   El Paso CGP. Co., Sr. Notes, 7.625%, 09/01/08 ..............................        93,000
  450,000   El Paso Corp., Sr. Notes, 7.875%, 06/15/12 .................................       406,125
  200,000   El Paso Production Holding, Sr. Notes, 7.750%, 06/01/13 ....................       184,500
  100,000   Gulfterra Energy Partner LP., Sr. Sub. Notes, Series B, 8.500%, 06/01/11 ...       108,750
  150,000   Sonat, Inc., Sr. Notes, 7.625%, 07/15/11 ...................................       134,625
  200,000   William Co., Inc., Sr. Notes, 8.125%, 03/15/12 .............................       214,500
  100,000   Williams Co. Credit Link, Sr. Notes, 6.750%, 04/15/09** ....................        98,750
                                                                                           -----------
                                                                                             1,240,250
                                                                                           -----------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                     VALUE
  AMOUNT                                                                                     (NOTE 1)
---------                                                                                  -----------
CORPORATE BONDS AND NOTES -- (CONTINUED)
            OIL AND GAS -- 4.2%
$ 250,000   Ferrellgas Partners L.P., Sr. Notes, 8.750%, 06/15/12 ......................   $   268,125
  250,000   Sesi LLC., Sr. Notes, 8.875%, 05/15/11 .....................................       270,625
  250,000   Swift Energy Co., Sr. Sub. Notes, 9.375%, 05/01/12 .........................       268,125
  300,000   Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 06/01/10 .....................       310,500
                                                                                           -----------
                                                                                             1,117,375
                                                                                           -----------
            HEALTH CARE -- 4.2%
  200,000   Alpharma, Inc., Sr. Notes, 8.625%, 05/01/11** ..............................       208,000
  200,000   Iasis Healthcare Corp., Sr. Sub. Notes, 8.750%, 06/15/14** .................       205,500
  300,000   Insight Health Services, Sr. Sub. Notes, Series B, 9.875%, 11/01/11 ........       322,500
  175,000   Tenet Healthcare Corp., Sr. Notes, 9.875%, 07/01/14** ......................       178,937
  100,000   Triad Hospitals, Inc., Sr. Sub. Notes, 7.000%, 11/15/13 ....................        95,500
  100,000   VWR International Inc., Sr. Sub Notes, 8.000%, 04/15/14** ..................       103,000
                                                                                           -----------
                                                                                             1,113,437
                                                                                           -----------
            FOOD/DRUG RETAILERS -- 4.0%
  225,000   Di Giorgio Corp., Sr. Notes, Series B, 10.000%, 06/15/07 ...................       220,500
  350,000   Great Atlantic & Pacific Tea Co., Sr. Notes, 9.125%, 12/15/11 ..............       299,250
  100,000   Ingles Markets, Inc., Sr. Sub. Notes, 8.875%, 12/01/11 .....................       103,250
  150,000   Rite Aid Corp., Sr. Notes, 9.250%, 06/01/13 ................................       158,250
  100,000   Rite Aid Corp., Sr. Notes, 6.875%, 08/15/13 ................................        92,500
  200,000   Strater Bros Holdings, Inc., Sr. Notes, 8.125%, 06/15/12** .................       201,750
                                                                                           -----------
                                                                                             1,075,500
                                                                                           -----------
            CONTAINERS/GLASS PRODUCTS -- 3.6%
  200,000   Anchor Glass Container, Sr. Notes, 11.000%, 02/15/13 .......................       229,750
  200,000   Berry Plastic, Sr. Sub. Notes, 10.750%, 07/15/12 ...........................       223,000
   50,000   Graham Packaging GPC., Sr. Sub Notes, Series B, 8.750%, 01/15/08 ...........        50,500
  200,000   Plastipak Holdings, Inc., Sr. Notes, 10.750%, 09/01/11 .....................       216,000
  100,000   Solo Cup Company, Sr. Sub. Notes, 8.500%, 02/15/14** .......................        93,500
  150,000   Tekni-Plex, Inc., Sr. Sub. Notes, Series B, 12.750%, 06/15/10 ..............       144,750
                                                                                           -----------
                                                                                               957,500
                                                                                           -----------
            CONSUMER PRODUCTS -- 3.6%
  250,000   Amscan Holdings Inc., Sr. Sub. Notes, 8.750%, 05/01/14** ...................       246,875
  225,000   Playtex Products, Inc. Sr. Sub Notes, 9.375%, 06/01/11 .....................       219,938
  100,000   Rayovac Corp., Sr. Sub. Notes, 8.500%, 10/01/13 ............................       105,500
  225,000   Sealy Mattress Co., Sr. Sub. Notes, 8.250%, 06/15/14** .....................       227,250
  150,000   Simmons Co., Sr. Sub. Notes, 7.875%, 01/15/14** ............................       153,750
                                                                                           -----------
                                                                                               953,313
                                                                                           -----------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                     VALUE
  AMOUNT                                                                                     (NOTE 1)
---------                                                                                  -----------
CORPORATE BONDS AND NOTES -- (CONTINUED)
            RAILROAD INDUSTRIES -- 3.0%
$ 700,000   Railamerica Transport, Sr. Sub. Notes, 12.875%, 08/15/10 ...................   $   805,000
                                                                                           -----------
            ELECTRONICS/ELECTRIC -- 2.9%
  300,000   Amkor Technologies Inc., Sr. Notes, 7.125%, 03/15/11** .....................       282,750
  200,000   Celestica, Inc., Sr. Sub. Notes, 7.875%, 07/01/11 ..........................       205,000
  175,000   New Asat Finance LTD., Sr. Notes, 9.250%, 02/01/11** .......................       174,125
  100,000   Viasystems Inc., Sr. Sub. Notes, 10.500%, 01/15/11** .......................       105,500
                                                                                           -----------
                                                                                               767,375
                                                                                           -----------
            PAPER FOREST PRODUCTS -- 2.3%
  175,000   Appleton Papers, Inc., Sr. Sub. Notes, 9.750%, 06/15/14** ..................       176,313
  100,000   Graphic Packaging International Sr. Sub. Notes, 9.500%, 08/15/13 ...........       109,000
  125,000   Millar Western Forest, Sr. Notes, 7.750%, 11/15/13 .........................       126,250
  100,000   Tembec Industries Inc., Sr. Notes, 8.625%, 06/30/09 ........................       101,750
  100,000   Tembec Industries, Inc., Sr. Notes, 8.500%, 02/01/11 .......................       101,500
                                                                                           -----------
                                                                                               614,813
                                                                                           -----------
            FINANCIAL INTERMEDIARIES -- 2.2%
  350,000   Americredit Corp., Sr. Notes, 9.250%, 05/01/09 .............................       370,125
  200,000   Western Financial Bank, Sr. Sub. Notes, 9.625%, 05/15/12 ...................       221,000
                                                                                           -----------
                                                                                               591,125
                                                                                           -----------
            FOOD SERVICE -- 2.0%
  350,000   Buffets, Inc., Sr. Sub. Notes, 11.250%, 07/15/10 ...........................       367,500
  175,000   Friendly Ice Cream Corp., Sr. Notes, 8.375%, 06/15/12** ....................       170,625
                                                                                           -----------
                                                                                               538,125
                                                                                           -----------
            AEROSPACE -- 2.0%
  200,000   BE Aerospace, Sr. Sub. Notes, 9.500%, 11/01/08 .............................       194,000
  300,000   K & F Industries, Sr. Sub Notes, Series B, 9.625%, 12/15/10 ................       330,375
                                                                                           -----------
                                                                                               524,375
                                                                                           -----------
            OFFICE/BUSINESS EQUIPMENT -- 1.8%
  125,000   Danka Business Systems, Sr. Notes, 11.000%, 06/15/10 .......................       130,625
  300,000   Xerox Corp., Sr. Notes, 9.750%, 01/15/09 ...................................       342,750
                                                                                           -----------
                                                                                               473,375
                                                                                           -----------
            ECOLOGICAL SERVICES AND EQUIPMENT -- 1.7%
  300,000   Allied Waste North America, Inc., Sr. Notes, Series B, 9.250%, 09/01/12 ....       337,500
  100,000   Casella Waste Systems, Sr. Sub. Notes, 9.750%, 02/01/13 ....................       108,500
                                                                                           -----------
                                                                                               446,000
                                                                                           -----------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                     VALUE
  AMOUNT                                                                                     (NOTE 1)
---------                                                                                  -----------
CORPORATE BONDS AND NOTES -- (CONTINUED)
            LEISURE GOODS, ACTIVITIES, MOVIE -- 1.3%
$ 350,000   Six Flags, Inc., Sr. Notes, 9.625%, 06/01/14** .............................   $   350,000
                                                                                           -----------
            PROPERTY - CASUALTY INSURANCE -- 1.2%
  300,000   Crum & Forster Holding Corp., Sr. Notes, 10.375%, 06/15/13 .................       328,500
                                                                                           -----------
            AIRLINES -- 1.2%
  200,000   Continental Airlines, Inc., Sr. Notes, 8.000%, 12/15/05 ....................       177,500
  100,000   Delta Airlines, Sr. Notes, 7.700%, 12/15/05 ................................        67,500
  100,000   Northwest Airlines, Inc., Sr. Notes, 9.875%, 03/15/07 ......................        79,500
                                                                                           -----------
                                                                                               324,500
                                                                                           -----------
            EQUIPMENT LEASING -- 1.2%
  200,000   United Rentals Inc., Sr. Sub. Notes, 7.000%, 02/15/14 ......................       179,000
  150,000   United Rentals N.A. Inc., Sr. Sub. Notes, 7.750%, 11/15/13 .................       142,500
                                                                                           -----------
                                                                                               321,500
                                                                                           -----------
            STEEL -- 1.1%
  100,000   Ak Steel Corp. Sr. Notes, 7.875%, 02/15/09 .................................        94,000
  200,000   International Steel Group, Sr. Notes, 6.500%, 04/15/14** ...................       188,500
                                                                                           -----------
                                                                                               282,500
                                                                                           -----------
            RETAIL -- 1.0%
  175,000   Mothers Work, Inc., Sr. Notes, 11.250%, 08/01/10 ...........................       178,938
  100,000   Petro Stopping Center., Sr. Notes, 9.000%, 02/15/12** ......................        99,500
                                                                                           -----------
                                                                                               278,438
                                                                                           -----------
            BROADCASTING -- 1.0%
  100,000   Emmis Operating Co., Sr. Sub. Notes, 6.875%, 05/15/12** ....................        98,500
  150,000   Panamsat Corp., Sr. Notes, 8.500%, 02/01/12 ................................       171,000
                                                                                           -----------
                                                                                               269,500
                                                                                           -----------
            INSURANCE -- 0.9%
  250,000   Fairfax Financial Holding, Sr. Notes, 8.250%, 10/01/15 .....................       236,250
                                                                                           -----------
            AGRICULTURAL PRODUCTION - CROPS -- 0.8%
  200,000   Hines Nurseries, Inc.. Sr. Notes, 10.250%, 10/01/11 ........................       219,000
                                                                                           -----------
            SOFTWARE/SERVICES -- 0.8%
  200,000   UGS Corp., Sr. Sub. Notes, 10.000%, 06/01/12** .............................       214,000
                                                                                           -----------
            PERSONAL SERVICES -- 0.8%
  100,000   Service Corp. International, Sr. Notes, 7.700%, 04/15/09 ...................       103,000
  100,000   Service Corp. International, Sr. Notes, 7.700%, 04/15/09 ...................       103,000
                                                                                           -----------
                                                                                               206,000
                                                                                           -----------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                     VALUE
  AMOUNT                                                                                     (NOTE 1)
---------                                                                                  -----------
CORPORATE BONDS AND NOTES -- (CONTINUED)
            MARINE TRANSPORTATION -- 0.4%
$ 100,000   General Maritime, Sr. Notes, 10.000%, 03/15/13 .............................   $   110,625
                                                                                           -----------
            TOTAL CORPORATE BONDS AND NOTES
               (Cost $31,689,883) ......................................................    32,529,841
                                                                                           -----------
FOREIGN BONDS -- 6.0%
            CHEMICALS AND PLASTICS -- 1.7%
  150,000   Acetex Corp., Sr. Notes, 10.875%, 08/01/09 .................................       165,000
  375,000   Avecia Group PLC, Sr. Notes, 11.000%, 07/01/09 .............................       286,875
                                                                                           -----------
                                                                                               451,875
                                                                                           -----------
            FOREST PRODUCTS & PAPER -- 1.2%
  300,000   Kappa Beheer BV, Sr. Sub. Notes, 10.625%, 07/15/09 .........................       315,000
                                                                                           -----------
            CONTAINERS/GLASS PRODUCTS -- 1.0%
  225,000   Crown Euro Holdings SA., Sr. Notes, 10.875%, 03/01/13 ......................       257,625
                                                                                           -----------
            ECOLOGICAL SERVICES AND EQUIPMENT -- 1.0%
  250,000   Waste Services, Inc., Sr. Sub Notes, 9.500%, 04/15/14** ....................       257,500
                                                                                           -----------
            UTILITIES -- 0.7%
  300,000   Calpine Corp., Sr. Notes, 8.500%, 05/01/08 .................................       199,500
                                                                                           -----------
            CABLE AND SATELLITE TELEVISION -- 0.4%
  200,000   Telewest Communications PLC, Sr. Notes, 11.250%, 11/01/08+ .................       118,000
                                                                                           -----------
            TOTAL FOREIGN BONDS
               (Cost $1,744,272) .......................................................     1,599,500
                                                                                           -----------
FOREIGN GOVERNMENT SECURITIES -- 1.8%
            FOREIGN SOVEREIGN -- 1.8%
  105,549   Republic of Brazil, Series C, 8.000%, 04/15/14 .............................        96,944
   70,000   Republic of Brazil, 12.250%, 03/06/30 ......................................        73,150
  120,000   Republic of Colombia, 9.750%, 04/23/09 .....................................       128,400
   70,000   Republic of Peru, 4.500%, 03/07/17 .........................................        56,851
  100,000   Republic of Turkey, 10.500%, 01/13/08 ......................................       108,250
                                                                                           -----------
                                                                                               463,595
                                                                                           -----------
            TOTAL FOREIGN GOVERNMENT SECURITIES
               (Cost $441,109) .........................................................       463,595
                                                                                           -----------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                     VALUE
  AMOUNT                                                                                     (NOTE 1)
---------                                                                                  -----------
SHORT TERM OBLIGATIONS -- 0.0%
$   5,000   United States Treasury Bill, 0.900%***, 07/01/04 ...........................   $     5,000
                                                                                           -----------
            TOTAL SHORT TERM OBLIGATIONS
               (Cost $5,000) ...........................................................         5,000
                                                                                           -----------
TOTAL INVESTMENTS (Cost $33,880,264*) ..........................................   130.1%   34,597,936
LIABILITIES LESS OTHER ASSETS (NET) ............................................   (30.1)%  (8,000,739)
                                                                                   -----   -----------
NET ASSETS .....................................................................   100.0%  $26,597,197
                                                                                   =====   ===========

*    Aggregate cost for Federal income tax purposes.

** Security purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities is $9,561,656.

***  Rate represents annualized yield at date of purchase.

+    Securities in default.

     At June 30, 2004, the Fund's credit quality allocation was as follows:

     STANDARD & POOR'S CREDIT RATING (UNAUDITED)
     -------------------------------
     BB ...............................................................   11.18%
     B ................................................................   69.93%
     CCC ..............................................................   15.96%
     CC ...............................................................    0.58%
     C ................................................................    0.34%
     Not Rated ........................................................    2.01%

                       See Notes to Financial Statements.

CIM HIGH YIELD SECURITIES
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

ASSETS:
   Investments, at value (Cost $33,880,264) ............................                $ 34,597,936
   Receivable for investments sold .....................................                     173,567
   Interest receivable .................................................                     769,951
   Prepaid expenses ....................................................                      12,635
                                                                                        ------------
      Total Assets .....................................................                  35,554,089
                                                                                        ------------

LIABILITIES:
   Notes payable (including accrued interest of $40,220) ...............   $8,930,220
   Cash overdraft ......................................................        8,177
   Investment advisory fee payable .....................................       11,021
   Administration fee payable ..........................................        3,435
   Custodian fees payable ..............................................        3,376
   Accrued expenses and other payables .................................          663
                                                                           ----------
      Total Liabilities ................................................                   8,956,892
                                                                                        ------------
NET ASSETS .............................................................                $ 26,597,197
                                                                                        ============

NET ASSETS consist of:
   Shares of beneficial interest, $0.01 per share par value, issued
      and outstanding 6,116,775 (unlimited shares authorized) ..........                $     61,168
   Paid-in capital in excess of par value ..............................                  45,498,674
   Accumulated undistributed net investment income .....................                      11,327
   Accumulated net realized loss on investments sold ...................                 (19,691,644)
   Unrealized appreciation of investments ..............................                     717,672
                                                                                        ------------
      Total Net Assets .................................................                $ 26,597,197
                                                                                        ============

NET ASSET VALUE PER SHARE
   ($26,597,197 / 6,116,775 shares of beneficial interest
      outstanding) .....................................................                $       4.35
                                                                                        ============

MARKET VALUE PER SHARE .................................................                $       4.15
                                                                                        ============

                       See Notes to Financial Statements.

CIM HIGH YIELD SECURITIES
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
      Interest .........................................................             $ 1,678,591
                                                                                     -----------

EXPENSES:
   Interest expense ....................................................   $81,297
   Investment advisory fee .............................................    67,765
   Miscellaneous .......................................................    39,652
   Legal and audit fees ................................................    39,060
   Trustees' fees and expenses .........................................    23,544
   Administration fee ..................................................    20,040
   Shareholder servicing agent fees ....................................    15,386
   Custodian fees ......................................................     9,926
                                                                           -------
      Total Expenses ...................................................                 296,670
                                                                                     -----------
NET INVESTMENT INCOME ..................................................               1,381,921
                                                                                     -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments sold during the period .............                 204,113
   Net change in unrealized depreciation of investments during the
      period ...........................................................              (1,610,180)
                                                                                     -----------
                                                                                      (1,406,068)
                                                                                     -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................             $   (24,146)
                                                                                     ===========

                       See Notes to Financial Statements.

CIM HIGH YIELD SECURITIES
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

NET DECREASE IN CASH:
Cash flows from operating activities:
   Interest received ...................................................   $  1,435,686
   Dividends received ..................................................         11,750
   Operating expenses paid .............................................       (271,322)
   Increase in short-term securities, net ..............................        436,226
   Purchases of long-term securities ...................................    (10,134,377)
   Proceeds from sales of long-term securities .........................     10,222,840
   Interest payments on notes payable ..................................        (81,146)
                                                                           ------------
Net cash provided by operating activities ..............................                  $ 1,619,657
                                                                                          -----------
Cash flows from financing activities:
   Principal payments on loan ..........................................       (370,000)
   Distributions paid ..................................................     (1,474,454)
                                                                           ------------
Net cash used in financing activities ..................................                   (1,844,454)
                                                                                          -----------
Net decrease in cash ...................................................                     (224,797)
Cash -- beginning of period ............................................                      216,620
                                                                                          -----------
Cash -- end of period ..................................................                  $    (8,177)
                                                                                          ===========

RECONCILIATION OF NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations ...................                  $   (24,146)
   Decrease in interest receivable .....................................         50,100
   Decrease in dividend receivable .....................................          5,875
   Increase in prepaid expenses ........................................        (11,313)
   Decrease in accrued interest ........................................            150
   Decrease in investment advisory fee payable .........................           (968)
   Increase in administration fee payable ..............................             22
   Increase in custodian fee payable ...................................          4,076
   Decrease in accrued expenses and other payables .....................        (47,765)
   Decrease in distributions payable ...................................       (213,217)
   Amortization of discount/premium ....................................        (73,913)
   Decrease in short-term securities, net ..............................        436,226
   Purchases of long-term securities ...................................    (10,134,377)
   Proceeds from sales of long-term securities .........................     10,222,840
   Net realized gain on investments sold ...............................       (204,113)
   Net change in unrealized appreciation/depreciation
      of investments ...................................................      1,610,180
                                                                           ------------
      Total adjustments ................................................                    1,643,803
                                                                                          -----------
Net cash provided by operating activities ..............................                  $ 1,619,657
                                                                                          ===========

                       See Notes to Financial Statements.

CIM HIGH YIELD SECURITIES
STATEMENTS OF CHANGES IN NET ASSETS


                                                                            SIX MONTHS
                                                                               ENDED
                                                                           JUNE 30, 2004      YEAR ENDED
                                                                            (UNAUDITED)    DECEMBER 31, 2003
                                                                           -------------   -----------------
Increase/(decrease) in net assets from operations:
Net investment income ..................................................    $ 1,381,921       $ 2,896,080
Net realized gain on investments sold during the period ................        204,113            41,526
Net change in unrealized appreciation/(depreciation) of
   investments during the period .......................................     (1,610,180)        5,412,063
                                                                            -----------       -----------
Net increase/(decrease) in net assets resulting from operations ........        (24,146)        8,349,669
                                                                            -----------       -----------
Distributions to shareholders from:
   Net investment income ...............................................     (1,374,837)       (2,891,837)
   Return of capital ...................................................             --                --
                                                                            -----------       -----------
      Total distributions ..............................................     (1,374,837)       (2,891,837)
                                                                            -----------       -----------
Fund share transactions:
   Shares issued as reinvestment of dividends ..........................        113,600           313,493
                                                                            -----------       -----------
Net increase in net assets from Fund share transactions ................        113,600           313,493
                                                                            -----------       -----------
Net increase/(decrease) in net assets ..................................     (1,285,383)        5,771,325
NET ASSETS:
Beginning of period ....................................................     27,882,580        22,111,255
                                                                            -----------       -----------
End of period ..........................................................    $26,597,197       $27,882,580
                                                                            ===========       ===========

                       See Notes to Financial Statements.

CIM HIGH YIELD SECURITIES
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                               SIX MONTHS
                                  ENDED        YEAR       YEAR       YEAR       YEAR       YEAR
                                 6/30/04       ENDED      ENDED      ENDED      ENDED      ENDED
                               (UNAUDITED)   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
                               -----------   --------   --------   --------   --------   --------
Operating performance:
Net asset value, beginning
   of period ...............     $  4.58     $  3.68    $  4.25    $  4.71    $  6.53    $  6.91
                                 -------     -------    -------    -------    -------    -------
Net investment income ......        0.23        0.48       0.48       0.51       0.69       0.72
Net realized and unrealized
   gain/(loss) on
   investments .............       (0.23)       0.90      (0.57)     (0.46)     (1.82)     (0.39)
                                 -------     -------    -------    -------    -------    -------
Net increase/(decrease)
   in net assets resulting
   from investment
   operations ..............          --        1.38      (0.09)      0.05      (1.13)      0.33
Distributions:
Dividends from net
   investment income .......       (0.23)      (0.48)     (0.48)     (0.51)     (0.63)     (0.71)
Return of capital ..........          --          --         --#        --#     (0.06)        --
                                 -------     -------    -------    -------    -------    -------
Total from distributions ...       (0.23)      (0.48)     (0.48)     (0.51)     (0.69)     (0.71)
                                 -------     -------    -------    -------    -------    -------
Net asset value, end of
   period ..................     $  4.35     $  4.58    $  3.68    $  4.25    $  4.71    $  6.53
                                 =======     =======    =======    =======    =======    =======
Market value, end of
   period ..................     $  4.15     $  4.77    $  3.64    $  4.29    $  4.87    $  5.25
                                 =======     =======    =======    =======    =======    =======
Total investment return
   (net asset value) .......       (0.11)%     39.39%     (2.06)%     0.72%    (18.76)%     4.93%
                                 =======     =======    =======    =======    =======    =======
Total investment return
   (market value) ..........       (8.45)%     46.15%     (4.12)%    (1.78)%     4.58%    (18.89)%
                                 =======     =======    =======    =======    =======    =======
Ratios to average net
   assets/supplemental data:
Net assets, end of period
   (in 000's) ..............     $27,255     $27,883    $22,111    $25,293    $27,707    $38,389
Ratio of net investment
   income to average net
   assets ..................       10.17%      11.47%     12.22%     11.11%     11.10%     10.76%
Ratio of operating expenses
   to average net assets (2)        1.58%       1.58%      1.55%      1.44%      1.22%      1.02%
Portfolio turnover rate (1)         28.0%       70.1%      40.2%      75.2%     118.8%      98.0%

                                 YEAR        YEAR       YEAR       YEAR       YEAR
                                 ENDED       ENDED      ENDED      ENDED      ENDED
                               12/31/98*   12/31/97   12/31/96   12/31/95   12/31/94
                               ---------   --------   --------   --------   --------
Operating performance:
Net asset value, beginning
   of period ...............   $  7.96     $  7.69    $  7.32    $  7.11    $  8.02
                               -------     -------    -------    -------    -------
Net investment income ......      0.71        0.78       0.78       0.77       0.82
Net realized and unrealized
   gain/(loss) on
   investments .............     (1.07)       0.30       0.36       0.23      (0.89)
                               -------     -------    -------    -------    -------
Net increase/(decrease)
   in net assets resulting
   from investment
   operations ..............     (0.36)       1.08       1.14       1.00      (0.07)
Distributions:
Dividends from net
   investment income .......     (0.69)      (0.78)     (0.77)     (0.79)     (0.84)
Return of capital ..........        --       (0.03)        --         --         --
                               -------     -------    -------    -------    -------
Total from distributions ...     (0.69)      (0.81)     (0.77)     (0.79)     (0.84)
                               -------     -------    -------    -------    -------
Net asset value, end of
   period ..................   $  6.91     $  7.96    $  7.69    $  7.32    $  7.11
                               =======     =======    =======    =======    =======

Market value, end of
   period ..................   $  7.19     $  8.31    $  8.12    $  7.87    $  7.12
                               =======     =======    =======    =======    =======
Total investment return
   (net asset value) .......     (4.95)%     14.50%     16.46%     14.31%     (0.86)
                               =======     =======    =======    =======    =======
Total investment return
   (market value) ..........     (5.45)%     13.31%     14.38%     22.72%      0.99%
                               =======     =======    =======    =======    =======
Ratios to average net
   assets/supplemental data:
Net assets, end of period
   (in 000's) ..............   $40,567     $45,848    $43,495    $40,636    $38,678
Ratio of net investment
   income to average net
   assets ..................      9.37%      10.08%     10.46%     10.32%     10.82%
Ratio of operating expenses
   to average net assets (2)      1.02%       1.06%      1.10%      1.14%      0.95%
Portfolio turnover rate (1)       62.4%      154.5%     172.2%      79.9%      50.6%

----------
(1) This rate is, in general, the percentage computed by taking the lesser of the cost of purchases or proceeds from the sales of portfolio securities for a period and dividing it by the monthly average value of such securities during the last 13 months, excluding short term securities.

(2) The annualized operating expense ratio excludes interest expense. The annualized ratios including interest expense were 2.18%, 2.21%, 2.37%, 3.17%, 3.89%, 3.13%, 2.98%, 3.06%, 3.19%, 3.52% and 2.80% for the six
     months ended June 30, 2004 and the years ended December 31, 2003, 2002, 2001, 2000, 1999, 1998, 1997, 1996, 1995 and 1994, respectively.

* On May 29, 1998 the Fund entered into a new investment advisory agreement with INVESCO (NY), Inc. (now known as INVESCO Institutional (N.A.), Inc.) due to the acquisition of Chancellor LGT Asset Management, Inc. by AMVESCAP PLC.

#    Amount rounds to less than $0.005 per share.

                       See Notes to Financial Statements.

CIM HIGH YIELD SECURITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2004

1.   SIGNIFICANT ACCOUNTING POLICIES

     CIM High Yield Securities (the "Fund") was organized under the laws of the Commonwealth of Massachusetts on September 11, 1987 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     PORTFOLIO VALUATION: Fixed-income securities (other than short-term obligations, but including listed issues) are valued based on prices obtained by one or more of the independent pricing services approved by the Board of Trustees. Such securities are valued at the mean of the closing bid and closing ask prices on the exchange where primarily traded.

     Securities (other than fixed-income securities) for which the principal market is one or more securities exchanges are valued at the last reported sale price (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities are traded. If a securities exchange is not the principal market for a security, such security will, if market quotations are readily available, be valued at the closing bid price in the over-the-counter market (or the NASDAQ Official Closing Price in the case of securities reported on the NASDAQ national market system for which any sales occurred during the day).

     Portfolio securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term obligations with maturities of less than 60 days are valued at amortized cost which approximates market value.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, including, where applicable, amortization of premium and accretion of discount on investments, is recorded on the accrual basis.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund distributes monthly to shareholders substantially all of its net investment income. Capital gains, if any, net of capital losses, are distributed annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

     FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax should be payable by the Fund.

     CASH FLOW INFORMATION: Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund invests in securities and distributes dividends from net investment income and net realized gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion income recognized on investment securities.

CIM HIGH YIELD SECURITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

     The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with INVESCO Institutional (N.A.), Inc. (the "Adviser"). The Advisory Agreement provides that the Fund will pay the Adviser a fee, computed and payable monthly, at the annual rate of 0.50% of the Fund's average weekly net assets.

     The Fund has also entered into an Administration and Support Agreement with PFPC Inc. ("PFPC"), to provide all administrative services to the Fund other than those related to the investment decisions. PFPC is paid a fee computed and payable monthly at an annual rate of 0.09% of the Fund's average weekly net assets, but no less than $40,000 per annum.

     The Fund pays each Trustee not affiliated with the Adviser $6,000 per year plus $1,000 per board meeting and committee meeting attended, and reimburses each such Trustee for travel and out-of-pocket expenses relating to their attendance at such meetings. The Fund pays the actual out-of-pocket expenses of the Trustees affiliated with the Adviser relating to their attendance at such meetings.

     Boston Safe Deposit & Trust Company, an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Fund's custodian. PFPC serves as the Fund's shareholder servicing agent (transfer agent).

3.   PURCHASE AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of investment securities, excluding U.S. Government and short-term investments, for the period ended June 30, 2004, amounted to $11,069,046 and $9,877,384, respectively.

     As of June 30, 2004, net unrealized appreciation was $717,692, of which $1,623,686 related to unrealized appreciation of investments and $914,104 related to unrealized depreciation of investments. The cost of securities on a federal tax basis at June 30, 2004 was $33,888,354.

     The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

4.   FUND SHARES

     The Fund has one class of shares of beneficial interest, par value $0.01 per share, of which an unlimited number of shares are authorized. Transactions in shares of beneficial interest were as follows:

                                              PERIOD ENDED         YEAR ENDED
                                             JUNE 30, 2004     DECEMBER 31, 2003
                                           -----------------   -----------------
                                           SHARES    AMOUNT    SHARES    AMOUNT
                                           ------   --------   ------   --------
Issued as reinvestment of dividends ....   24,851   $113,600   75,542   $313,493
                                           ------   --------   ------   --------
Net increase ...........................   24,851   $113,600   75,542   $313,493
                                           ======   ========   ======   ========

CIM HIGH YIELD SECURITIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

5.   NOTES PAYABLE

     The Fund currently has an $11 million ("commitment amount") line of credit provided by Fleet National Bank (the "Bank") under an Amended and Restated Credit Agreement (the "Agreement") dated as of September 18, 1992 and amended and restated as of May 23, 2002, as amended, primarily to leverage its investment portfolio. Under this Agreement, the Fund may borrow up to the lesser of $11 million or 25% of its total assets. Interest is payable at either the federal funds rate plus 0.75% or its applicable LIBOR rate plus 0.75%, as selected by the Fund from time to time in its loan requests. The Fund is charged a commitment fee of one tenth of one percent per annum of the average daily unused commitment amount. At June 30, 2004, the Fund had borrowings of $8,890,000 outstanding under this Agreement. During the period ended June 30, 2004, the Fund had an average outstanding daily balance of $9,135,714 with interest rates ranging from 1.69% to 2.25% and average debt per share of $1.50. For the period ended June 30, 2004, interest expense totaled $81,297 under this Agreement.

6.   CAPITAL LOSS CARRYFORWARD

     Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

     At December 31, 2003, the Fund had available for Federal tax purposes unused capital loss carryforwards of $253,172, $2,499,736, $133,391, $4,838,652,
$7,509,786, $4,573,327 and $87,693 expiring in 2004, 2006, 2007, 2008, 2009,
2010 and 2011, respectively.

7.   RISK FACTORS

     The Fund invests in securities offering high current income which generally will be in the lower rating categories of recognized ratings agencies (below investment-grade bonds). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund will provide notice to shareholders at least 60 days prior to any change in its policy of investing primarily (at least 80% of its total assets under normal circumstances) in "high yield", high risk fixed income securities. The Fund's use of leverage also increases exposure to capital risk. The Fund may invest 2-3% of its assets in emerging markets. Emerging markets may be subject to a substantially greater degree of social, political, and economic instability than is the case in domestic markets.

8.   DISTRIBUTIONS TO SHAREHOLDERS

     The tax character of distributions paid for the period ended June 30, 2004 and year ended 2003 are as follows:

                                                            2004         2003
                                                         ----------   ----------
DISTRIBUTIONS PAID FROM:
Ordinary income ......................................   $1,374,837   $2,891,837
                                                         ----------   ----------
Total ................................................   $1,374,837   $2,891,837
                                                         ==========   ==========

CIM HIGH YIELD SECURITIES
ADDITIONAL INFORMATION

     1. No later than November 29, 2004, the Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the third quarter of 2004 on Form N-Q. The Fund will thereafter file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. The Fund's form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     2. A description of the policies and procedures that INVESCO uses to determine how to vote proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling 1-800-331-1710 and on the SEC's website at http://www.sec.gov.

     3. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available without charge, upon request, by calling 1-800-331-1710 and on the SEC's website at http://www.sec.gov.

--------------------------------------------------------------------------------

This report is sent to shareholders of CIM High Yield Securities for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in the report.

For Additional Information about
CIM High Yield Securities
Call 1-800-331-1710.

CIM 3192 6/04



ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.


ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time [Applicable for periods ending on or after July 9, 2004.].


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                    REGISTRANT PURCHASES OF EQUITY SECURITIES

-----------------------------------------------------------------------------------------------------------------------------------
                                                             (C) TOTAL NUMBER OF SHARES (OR           (D) MAXIMUM NUMBER (OR
                   (A) TOTAL NUMBER       (B) AVERAGE          UNITS) PURCHASED AS PART OF     APPROXIMATE DOLLAR VALUE) OF SHARES
                    OF SHARES (OR        PRICE PAID PER       PUBLICLY ANNOUNCED PLANS OR      (OR UNITS) THAT MAY YET BE PURCHASED
PERIOD             UNITS) PURCHASED      SHARE (OR UNIT)                 PROGRAMS                   UNDER THE PLANS OR PROGRAMS
-----------------------------------------------------------------------------------------------------------------------------------
Month #1           N/A                   N/A                 N/A                               N/A
1/1/04-1/31/04
-----------------------------------------------------------------------------------------------------------------------------------
Month #2           N/A                   N/A                 N/A                               N/A
2/1/04-2/29/04
-----------------------------------------------------------------------------------------------------------------------------------
Month #3           N/A                   N/A                 N/A                               N/A
3/1/04-3/31/04
-----------------------------------------------------------------------------------------------------------------------------------
Month #4           N/A                   N/A                 N/A                               N/A
4/1/04-4/30/04
-----------------------------------------------------------------------------------------------------------------------------------
Month #5           N/A                   N/A                 N/A                               N/A
5/1/04-5/31/04
-----------------------------------------------------------------------------------------------------------------------------------
Month #6           N/A                   N/A                 N/A                               N/A
6/1/04-6/30/04
-----------------------------------------------------------------------------------------------------------------------------------
Total              N/A                   N/A                 N/A                               N/A
-----------------------------------------------------------------------------------------------------------------------------------

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective to provide reasonable assurance that the information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, as of a date within 90 days of the filing date of this report, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

   (a)(1)   Not applicable.

   (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)   Not applicable.

   (b)      Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) CIM High Yield Securities
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George Baumann
                         -------------------------------------------------------
                           George Baumann, President
                           (principal executive officer)

Date                       September 2, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George Baumann
                         -------------------------------------------------------
                           George Baumann, President
                           (principal executive officer)

Date                       September 2, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Cindy Cameron
                         -------------------------------------------------------
                           Cindy Cameron, Treasurer
                           (principal financial officer)

Date                       September 2, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.